Commitments and Contingencies (Piedmont) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2008
Loss Contingencies [Line Items]
Pretax environmental expense	$ 12.2	$ 11.8	$ 19.8
Piedmont, Florida [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 17.5			$ 24.0
Years to complete environmental remediation	until 2019 to complete source area remediation with groundwater recovery and treatment, continuing through 2029.
Change in estimated exposure	$ 0.0
Total anticipated exposure at this site				24.0
Segment Discontinued Operation Member | Piedmont, Florida [Member]
Loss Contingencies [Line Items]
Pretax environmental expense				$ 24.0